Investments (Details) - Schedule of investments - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Investments in marketable securities [Member]
Current assets:
Investments in marketable securities, Beginning balance		$ 3,367		$ 3,826
Investments in marketable securities, Fair value through other comprehensive income (loss)		329		(459)
Investments in marketable securities, Loss of associate
Investments in marketable securities, Impairment
Investments in marketable securities, Additions
Investments in marketable securities, Ending balance		3,696		3,367
Investment in associate [Member]
Non-current assets:
Investment in associate, Beginning balance		2,429		2,611
Investment in associate, Fair value through other comprehensive income (loss)
Investment in associate, Loss of associate		(206)		(221)
Investment in associate, Impairment	[1]	(873)
Investment in associate ,Additions		39	[2]	39	[3]
Investment in associate, Ending balance		$ 1,389		$ 2,429

[1]	The Company accounts for its investment in Paramount, a publicly listed company, using the equity method. During the second quarter of 2022, the Company concluded that the fair value of its investment in Paramount, determined based on the closing share price on June 30, 2022, had declined significantly and recorded an impairment of $0.9 million (December 31, 2021- nil) in the consolidated statements of operations and comprehensive income (loss).
[2]	In 2022, the Company received 55,322 common shares of Paramount for payment of interest on the secured convertible notes accrued between July 1, 2021 and June 30, 2022. Subsequent to December 31, 2022, the Company received 43,928 common shares of Paramount for payment of interest on the secured convertible notes accrued between July 1, 2022 and December 31, 2022. The accrued interest is classified as receivable from a related party as of December 31, 2022.
[3]	During the year ended December 31, 2021, the Company received 30,086 common shares of Paramount for payment of interest on the secured convertible notes accrued between July 1, 2020 and June 30, 2021. Refer to note 7 for details on convertible notes receivable.